Fair value of financial instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total of allowance for loan losses	$ 72,976	$ 88,547	$ 78,615	$ 73,789